Gain on Sale of Asset (Details) - USD ($) $ in Thousands			12 Months Ended
	May. 17, 2013	May. 17, 2012	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of asset			$ 0	$ 988
HEOS Software [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale proceeds		$ 4,500
Proceeds received	$ 1,000	3,500
Gain on sale of asset	$ 988	3,412
Balance held in escrow		$ 1,000